Reverse Recapitalization - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 18, 2022	Sep. 15, 2021
Disclosure Of Reverse Recapitalization [Line Items]
Issuance of bonus shares		$ 2,170	$ 0
Administrative and other operating expenses		41,438,301	59,341,636	$ 47,932,095
NASDAQ Stock Market
Disclosure Of Reverse Recapitalization [Line Items]
Professional services expenditure		$ 18,231,775
Administrative and other operating expenses			$ 3,529,904	$ 14,701,871
Class A ordinary shares | PIPE Investors
Disclosure Of Reverse Recapitalization [Line Items]
Number of shares issued (in share)					372,000
Issuance of bonus shares	$ 55,800,000
Sale of stock price per share ($ per shares)						$ 10
Shares issued upon conversion (in shares)						516,000
Class A ordinary shares | Artisan
Disclosure Of Reverse Recapitalization [Line Items]
Number of shares issued (in share)		6,000,000
Sale of stock price per share ($ per shares)		$ 10
Class A ordinary shares after reverse stock split | PIPE Investors
Disclosure Of Reverse Recapitalization [Line Items]
Sale of stock price per share ($ per shares)						$ 150
Warrants
Disclosure Of Reverse Recapitalization [Line Items]
Number of warrants issued (in shares)		100,000